SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended
	Aug. 04, 2022	Apr. 01, 2022	Aug. 09, 2021	Aug. 06, 2021	Aug. 31, 2022	Sep. 30, 2022
Subsequent Event [Member] | von Zwehl Employment Agreement [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Proceeds from issuance initial public offering		$ 325,000
Base salary,description		For the fiscal years 2022-2025, the annual bonus will be 20% of the current base salary with a maximum payout of 150% based on target achievement
Subsequent Event [Member] | Business Service Development Agreement [Member] | Gerald Newman [Member]
Subsequent Event [Line Items]
Total outstanding shares, percentage				8.00%
Labor and related expense				$ 5,000
Subsequent Event [Member] | Service Agreement [Member]
Subsequent Event [Line Items]
Number of common shares issued			400,000
Share price per share			$ 2.00
Total outstanding shares, percentage			3.00%
Investor [Member]
Subsequent Event [Line Items]
Loan received	$ 250,000					$ 125,000
Debt maturity rate	Feb. 15, 2023
Number of common shares issued	10,000
Number of warrants to purchase	200,000
Investment	$ 200,000
Share price per share	$ 2.00
Warrants term	5 years
Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loan received					$ 250,000
Debt maturity rate					Feb. 15, 2023
Number of common shares issued					10,000
Number of warrants to purchase					200,000
Investment					$ 250,000
Share price per share					$ 2.00
Warrants term					5 years